Intangibles	6 Months Ended
Jun. 30, 2021
Intangibles
Intangibles

14. Intangibles

Movements during the period

					Research and development
	Goodwill	Concessions	Contract right	Software	project and patents	Total
Balance at December 31, 2020	3,298	5,391	—	76	531	9,296
Additions	—	57	—	21	—	78
Disposals	—	(5)	—	—	—	(5)
Amortization	—	(115)	—	(16)	—	(131)
Acquisition of NLC (note 12)	—	1,428	—	—	—	1,428
Translation adjustment	104	204	—	3	20	331
Balance at June 30, 2021	3,402	6,960	—	84	551	10,997
Cost	3,402	8,097	—	789	551	12,839
Accumulated amortization	—	(1,137)	—	(705)	—	(1,842)
Balance at June 30, 2021	3,402	6,960	—	84	551	10,997

					Research and development
	Goodwill	Concessions	Contract right	Software	project and patents	Total
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499
Additions	—	69	—	8	—	77
Disposals	—	(3)	—	—	—	(3)
Amortization	—	(92)	(1)	(12)	—	(105)
Translation adjustment	(514)	(1,042)	(11)	(14)	(181)	(1,762)
Balance at June 30, 2020	3,115	2,902	128	58	503	6,706
Cost	3,115	3,792	223	683	503	8,316
Accumulated amortization	—	(890)	(95)	(625)	—	(1,610)
Balance at June 30, 2020	3,115	2,902	128	58	503	6,706